Income Taxes Components of Net Deferred Income Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net deferred income tax liability, beginning of year	$ (3,903)	$ (3,628)
Susser acquisition	(488)	0
SUGS Contribution to Regency	0	(115)
Tax provision (including discontinued operations)	60	(111)
Other	0	(49)
Net deferred income tax liability	$ (4,331)	$ (3,903)